Note 7 Residual maturities by contractual periods (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	€ 14,413	€ 11,125	€ 10,353
On demand [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,061	0	0
On demand [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
On demand [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,151	2,600	2,092
On demand [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,003	6,950	8,507
On demand [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	345,742	318,252	304,096
On demand [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,299	0	0
On demand [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
Not later than one month [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	43,789	38,087	61,678
Not later than one month [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,953	5,246	4,676
Not later than one month [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,505	2,677	1,288
Not later than one month [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	51,418	34,310	42,407
Not later than one month [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	40,574	34,605	28,644
Not later than one month [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,598	2,861	2,167
Not later than one month [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,139	2,484	1,187
Not later than one month [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,504	6,070	3,669
Not later than one month [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	12,649	9,247	5,526
Not later than one month [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	67,090	50,789	44,745
Not later than one month [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	89,726	74,614	86,908
Not later than one month [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	58	(388)	(21)
Later than one month and not later than three months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one month and not later than three months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	868	541	393
Later than one month and not later than three months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,626	1,642	1,261
Later than one month and not later than three months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	9,957	10,594	21,683
Later than one month and not later than three months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	40,625	38,547	30,850
Later than one month and not later than three months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,947	2,741	6,011
Later than one month and not later than three months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,481	4,816	3,889
Later than one month and not later than three months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,394	476	1,076
Later than one month and not later than three months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,606	2,466	2,806
Later than one month and not later than three months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	25,358	23,758	16,225
Later than one month and not later than three months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	14,794	14,093	30,028
Later than one month and not later than three months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	103	(73)	(30)
Later than three months and not later than six months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three months and not later than six months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,056	1,165	543
Later than three months and not later than six months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,315	970	1,049
Later than three months and not later than six months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,566	5,025	6,890
Later than three months and not later than six months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	30,638	29,770	28,239
Later than three months and not later than six months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	9,016	6,084	2,633
Later than three months and not later than six months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,210	5,536	8,518
Later than three months and not later than six months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	775	644	715
Later than three months and not later than six months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,684	1,584	1,036
Later than three months and not later than six months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	13,345	11,580	11,855
Later than three months and not later than six months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,108	5,452	6,107
Later than three months and not later than six months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	167	(142)	6
Later than six months and not later than nine months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than six months and not later than nine months [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	962	647	594
Later than six months and not later than nine months [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	846	929	385
Later than six months and not later than nine months [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,707	1,911	3,398
Later than six months and not later than nine months [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	19,096	16,928	16,434
Later than six months and not later than nine months [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,451	2,531	2,578
Later than six months and not later than nine months [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,872	3,347	4,935
Later than six months and not later than nine months [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	622	130	119
Later than six months and not later than nine months [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	823	922	834
Later than six months and not later than nine months [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,668	3,888	3,905
Later than six months and not later than nine months [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,407	2,355	2,274
Later than six months and not later than nine months [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	465	70	(62)
Later than nine months and not later than one year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than nine months and not later than one year [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,430	918	602
Later than nine months and not later than one year [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	726	1,130	649
Later than nine months and not later than one year [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,320	3,138	2,596
Later than nine months and not later than one year [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	22,144	19,715	19,029
Later than nine months and not later than one year [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	8,405	5,922	11,950
Later than nine months and not later than one year [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,653	3,685	4,225
Later than nine months and not later than one year [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	765	732	605
Later than nine months and not later than one year [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,065	503	841
Later than nine months and not later than one year [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,638	4,329	5,500
Later than nine months and not later than one year [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,047	4,157	1,821
Later than nine months and not later than one year [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(87)	142	(267)
Later than one year and not later than two years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one year and not later than two years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	670	861	602
Later than one year and not later than two years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,941	1,577	2,019
Later than one year and not later than two years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	7,223	5,782	3,319
Later than one year and not later than two years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	49,496	44,537	41,267
Later than one year and not later than two years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	18,718	20,625	15,266
Later than one year and not later than two years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	13,261	8,517	10,296
Later than one year and not later than two years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	936	558	795
Later than one year and not later than two years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,798	1,256	1,033
Later than one year and not later than two years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,056	2,055	1,753
Later than one year and not later than two years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,656	2,223	2,630
Later than one year and not later than two years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	145	549	69
Later than two years and not later than three years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than two years and not later than three years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,186	351	136
Later than two years and not later than three years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,654	1,526	965
Later than two years and not later than three years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,933	3,675	3,817
Later than two years and not later than three years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	41,730	34,618	32,769
Later than two years and not later than three years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	8,361	20,053	14,016
Later than two years and not later than three years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,252	11,386	7,990
Later than two years and not later than three years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	321	242	46
Later than two years and not later than three years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	302	477	618
Later than two years and not later than three years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,176	569	1,029
Later than two years and not later than three years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	507	366	1,111
Later than two years and not later than three years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	104	(122)	45
Later than three years and not later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three years and not later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	112	33	24
Later than three years and not later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,059	1,369	974
Later than three years and not later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	669	3,008	2,133
Later than three years and not later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	58,930	51,469	45,116
Later than three years and not later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	29,414	21,972	29,245
Later than three years and not later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	9,584	7,530	11,175
Later than three years and not later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	601	570	198
Later than three years and not later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	361	433	695
Later than three years and not later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,062	834	758
Later than three years and not later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	288	1,454	2,060
Later than three years and not later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(79)	5	(135)
Later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	66	41	102
Later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,060	681	1,291
Later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	113	122	139
Later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	114,633	105,649	104,086
Later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	47,407	44,850	34,558
Later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	32,528	28,306	22,424
Later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	550	743	695
Later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	550	742	638
Later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	465	787	1,092
Later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	564	445	677
Later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(807)	(87)	(2,616)
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	58,202	49,212	72,031
Total [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	12,303	9,805	7,672
Total [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	18,732	12,502	9,882
Total [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	81,967	67,565	86,382
Total [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	417,866	375,837	346,433
Total [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	134,317	127,640	118,424
Total [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	88,980	75,608	74,639
Total [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	13,619	12,765	10,011
Total [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	31,841	24,581	22,535
Total [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	468,600	416,841	390,959
Total [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	119,396	105,159	133,615
Total [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	€ 69	€ (46)	€ (3,009)